Allowance for expected credit losses - Disclosure of Application of Judgement in Adjustments to Modelled ECL (Details) - Allowance for expected credit losses - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	£ 2,636	£ 2,622
Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	369	354
Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	142	225
Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	3,147	3,201	£ 3,374	£ 3,453
UK mortgages | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	602	623
UK mortgages | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
UK mortgages | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	67	108
UK mortgages | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	669	731	709	852
Credit cards | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	589	540
Credit cards | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Credit cards | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	56	63
Credit cards | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	645	603	659	674
Other Retail | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	909	916
Other Retail | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Other Retail | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	73	75
Other Retail | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	982	991	1,010	950
Commercial Banking | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	535	542
Commercial Banking | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	369	354
Commercial Banking | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	(54)	(21)
Commercial Banking | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	850	875	995	976
Other | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	1	1
Other | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Other | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Other | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	£ 1	£ 1	£ 1	£ 1